Registration No. 033-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 149 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9154
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Copy to:
JENNIFER A. MILLS	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
_XX _    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:
This filing relates to the Registrant's prospectus dated September 10, 2014 for the Credit Opportunities Explorer Fund and Dynamic High Yield Explorer Fund, which was included in post-effective amendment number 146 (as filed on September 5, 2014, SEC Accession No. 0000898745-14-000866), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 29th day of September, 2014.

Principal Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	September 29, 2014

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President, Controller and Chief Financial Officer (Principal Financial Officer and Controller)	September 29, 2014

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	September 29, 2014

(E. Ballantine)* __________________________ E. Ballantine	Director	September 29, 2014

(L. T. Barnes)* __________________________ L. T. Barnes	Director	September 29, 2014

(C. Damos)* __________________________ C. Damos	Director	September 29, 2014

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	September 29, 2014

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	September 29, 2014

(T. Huang)* __________________________ T. Huang	Director	September 29, 2014

(W. C. Kimball)* __________________________ W. C. Kimball	Director	September 29, 2014

__________________________ K. McMillan	Director

(D. Pavelich)* __________________________ D. Pavelich	Director	September 29, 2014

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director

*    Pursuant to Power of Attorney
     Previously Filed as Ex-99(j)(3) on 5/11/12
     (Accession No. 0001144204-12-028046)

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document